Leases (Maturity of lease liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Maturities of lease liabilities
2022	$ 40
Total operating lease payments	40
Less: imputed interest	(1)
Present value of operating lease liabilities	$ 39